Total
Belmont Theta Income Fund
SUMMARY SECTION
Investment Objective
The Belmont Theta Income Fund (the “Fund”) seeks long-term growth of capital and income generation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Belmont Theta Income Fund Institutional Class Shares USD ($)
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Belmont Theta Income Fund Institutional Class Shares
Management Fees	1.75%
Distribution (12b-1) Fees	none
Other Expenses	1.94%
Total Annual Fund Operating Expenses	3.69%
Fee Waiver/Expense Reimbursement	(1.70%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.99%	[1]
[1]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, Belmont Capital, LLC, the Fund’s investment adviser (the “Adviser) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2025, so that Total Annual Fund Operating Expenses does not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date the particular expense payment occurred, provided that the Fund is able to make the repayment without exceeding the lessor of the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Belmont Theta Income Fund | Institutional Class Shares | USD ($)	202	972	1,763	3,831

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Principal Investment Strategies

The Fund seeks to achieve its goal primarily through a strategy of writing collateralized put spread options on U.S. indices, including the S&P 500® Index. The Fund attempts to generate returns through the receipt of option premiums from selling put spreads, as well as through investments in fixed income instruments and the purchase of call options on U.S. indices, including the CBOE Volatility Index (VIX), which collectively, are intended to reduce volatility relative to what it would be if the Fund held the underlying equity index on which the put spread options are written. The Fund’s investments in fixed income instruments typically consist of cash, investment grade money market instruments and short term U.S. Treasury obligations.

In a put spread writing strategy, the Fund (as the seller of the put spread) is short a put option and long another put option with the same expiration but with a lower strike price in the same underlying instrument. The short put generates premiums for the Fund while the long put defines the maximum loss potential for the put spread. If the market price of the instrument underlying the option exceeds the short put strike price at expiration the Fund will realize the full premium. If the market price of the instrument underlying the option drops below the short put strike price at expiration the Fund will pay the difference between the market value of the underlying instrument and the short put strike price. The maximum loss at expiration is limited to the difference between the short strike price and the long strike price.

The Fund may also purchase call options on U.S. indices including the VIX. In a call buying strategy, the Fund (as the buyer of the option) is long a call and pays premiums for the right but not obligation to purchase an underlying instrument at a specific price (i.e., the strike price) at some time in the future. If the market price of the instrument underlying the option exceeds the long call strike price at expiration the Fund will make the difference between the market value of the underlying instrument and the long call strike price. If the market price of the instrument underlying the option is below the long call strike at expiration, then the Fund’s maximum loss will be any premiums it paid to purchase the call.

The Portfolio Managers will select option investments based on their estimate of current and future market volatility levels, underlying instrument valuations and perceived market risks. Further, the Portfolio Managers will evaluate relative option premiums in determining preferred option contract terms, such as strike prices and expiration dates. The Portfolio Managers will also be responsible for determining the aggregate option investment exposure for the Fund at any given time.

The Fund’s investments in fixed income instruments typically consists of cash, investment grade money market instruments and short term U.S. Treasury obligations. The Fund’s fixed income instruments are intended to provide liquidity and preserve capital as well as serving as collateral for the Fund’s investments in options. Because the Fund uses options to gain exposure to the equity markets, and because options will not require the Fund to deposit the full notional amount of the investment, the Fund will invest a significant amount of its total assets in fixed income instruments. It’s investments in options generally will not constitute a significant amount of its total assets, however, the aggregate investment exposure of its investments in options will generally be greater than 100% of its total assets.

While the Fund may invest in both American-style and European-style options, for efficient portfolio management the Portfolio Managers generally prefer European-style options, which can be exercised only at expiration, as opposed to American-style options, which can be exercised at any time prior to the option’s expiration. The Fund may write call options on securities and indices, including writing both covered calls (i.e., where the Fund holds an equivalent position in the instrument underlying the option) and uncovered calls (i.e., where the Fund does not own the instrument underlying the option and must purchase the underlying instrument to meet its call obligations). The Fund may also gain exposure to the equity markets by purchasing shares of other investment companies, including exchange-traded funds (“ETFs”), that track an index.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Principal Risks
Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. The table below also shows how the Fund’s average annual total returns compare over time to the ICE BofA US 3-Month Treasury Bill Index, which measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Prior to March 30, 2023, the Fund’s investment strategy was different. If the Fund’s current strategy was used, its performance during the periods presented below may have been different.

Annual Total Return (years ended December 31st)

During the period shown in the bar chart, the highest return for a quarter was 7.38% during the quarter ended December 31, 2022 and the lowest return for a quarter was (8.30%) during the quarter ended March 31, 2020. The Fund’s year to date return as of March 31, 2024 was 3.11%.

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Belmont Theta Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	Before Taxes	11.18%	1.76%	1.62%	Apr. 30, 2018
Institutional Class Shares | After Taxes on Distributions		10.70%	1.65%	1.52%
Institutional Class Shares | After Taxes on Distributions and Sales		6.68%	1.31%	1.21%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)		26.29%	15.69%	12.89%
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		5.04%	1.89%	1.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained from the Fund’s website at www.belmontcapfunds.com, or by calling (800) 789-1087.

Belmont Theta Income Fund | All Risk [Member]

Most of the Fund’s performance depends on what happens in the equity, fixed income and option markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent is does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and /or instrument-specific analysis and valuation.

Belmont Theta Income Fund | Call Risk [Member]

Call Risk. Upon the issuer’s desire to enact a call, or under other circumstances where a call is enacted, including when interest rates are low and issuers opt to repay the obligation underlying a “callable security” early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Belmont Theta Income Fund | Credit Risk [Member]

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to pay interest and/or principal when due. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Belmont Theta Income Fund | Derivatives Risk [Member]

Derivatives Risk. Derivatives, such as options, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. These practices may not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral and/or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them costlier, may limit their availability, or may otherwise adversely affect their value or performance.

●	Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. By writing call and put option spreads on underlying instruments, the Fund’s returns over each will be determined by the performance of the underlying instrument. If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund may incur losses. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated.

●	Put Options Risk. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised put options.

●	Call Options Risk. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase.

Belmont Theta Income Fund | E T Fs And Other Investment Company Risk [Member]

ETFs and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). As a result, the cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. The Fund will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Belmont Theta Income Fund | Fixed Income Securities Risks [Member]

Fixed Income Securities Risks. The Fund may invest in U.S. Treasury obligations and other fixed income securities. These fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Treasuries and other fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. As interest rates rise, the value of fixed income securities typically declines. A period of volatility in economic conditions or monetary policy leading to rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. To the extent the Fund is invested in fixed-rate Treasury obligations, the return on, and value of, an investment may fluctuate.

Belmont Theta Income Fund | High Portfolio Turnover [Member]

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Belmont Theta Income Fund | Interest Rate Risk [Member]

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Belmont Theta Income Fund | Issuer Specific Risk [Member]
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Belmont Theta Income Fund | Leverage Risk [Member]

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful and the Fund’s investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Belmont Theta Income Fund | Management Risk [Member]

Management Risk. Fund performance is dependent upon the success of the Adviser in implementing the Fund’s investment strategies in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser in implementing the Fund’s investment strategies. The Adviser’s assessment of market conditions, including the Adviser’s assessment of market volatility could significantly affect the Fund’s performance.

Belmont Theta Income Fund | Market Volatility Risk [Member]

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Heightened market volatility may result in more losses than times when the market is less volatile. It is also possible that in market conditions where market volatility rises, the price of options could rise, which, in turn, could have a detrimental effect on the Fund’s performance.

Belmont Theta Income Fund | Operational Risk [Member]

Operational Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Adviser or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Belmont Theta Income Fund | Redemption Risk [Member]

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Belmont Theta Income Fund | Risk Management [Member]

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Belmont Theta Income Fund | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Belmont Theta Income Fund | U S Government Securities Risk [Member]

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Belmont Theta Income Fund | Valuation Risk [Member]

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.